Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information [Line Items]
Operating Revenues	$ 34,254		$ 33,158		$ 32,224		$ 31,984		$ 33,192		$ 31,586		$ 31,483		$ 30,818		$ 131,620	$ 127,079	$ 120,550
Operating Income (Loss)	9,744		7,535		7,821		7,960		(2,136)		6,890		7,685		7,160		33,060	19,599	31,968
Net Income (Loss) attributable to Verizon	$ 5,391	[1]	$ 4,038	[1]	$ 4,231	[1]	$ 4,219	[1]	$ (2,231)	[1]	$ 3,695	[1]	$ 4,214	[1]	$ 3,947	[1]	$ 17,879	$ 9,625	$ 11,497
Earnings (Loss) Per Share, Basic	$ 1.32	[1]	$ 0.99	[1]	$ 1.04	[1]	$ 1.03	[1]	$ (0.54)	[1]	$ 0.89	[1]	$ 1.02	[1]	$ 1.15	[1]	$ 4.38	$ 2.42	$ 4.01
Earnings (Loss) Per Share, Diluted	$ 1.32	[1]	$ 0.99	[1]	$ 1.04	[1]	$ 1.02	[1]	$ (0.54)	[1]	$ 0.89	[1]	$ 1.01	[1]	$ 1.15	[1]	$ 4.37	$ 2.42	$ 4.00
Net Income (Loss)	$ 5,513		$ 4,171		$ 4,353		$ 4,338		$ (2,148)		$ 3,794		$ 4,324		$ 5,986		$ 18,375	$ 11,956	$ 23,547

[1]	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.